Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.0001	$ .0001	$ 0.0001
Preferred Stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	680,000,000	680,000,000	680,000,000
Common Stock, shares issued	82,000,000	82,000,000	54,000,000
Common Stock, shares outstanding	82,000,000	82,000,000	54,000,000